Changes in Accumulated Other Comprehensive Income After Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	₨ 2,509,453.4		₨ 2,163,404.8
Net unrealized gain/(loss) arising during the period	(49,144.3)		(34,791.1)
Amounts reclassified to income	(1,336.9)		(10,187.7)
Balance	2,917,837.9	$ 35,501.1	2,509,453.4
AFS debt Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(21,063.4)		25,212.9
Net unrealized gain/(loss) arising during the period	(52,522.8)		(36,088.6)
Amounts reclassified to income	(1,336.9)		(10,187.7)
Balance	(74,923.1)	(911.6)	(21,063.4)
Foreign Currency Translation Reserve
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	3,270.9		1,973.4
Net unrealized gain/(loss) arising during the period	3,378.5		1,297.5
Amounts reclassified to income	0.0		0.0
Balance	6,649.4	80.9	3,270.9
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(17,792.5)		27,186.3
Balance	₨ (68,273.7)	$ (830.7)	₨ (17,792.5)